ACCOUNTS RECEIVABLE, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 151,798	945,715	423,738
Allowance for doubtful accounts	(2,074)	(12,919)	(3,032)	(1,523)
Accounts receivable, net	149,724	932,796	420,706
Allowance for doubtful accounts
Balance at the beginning of the year	487	3,032	1,523
Provisions	1,587	9,887	1,509	994
Balance at the end of the year	$ 2,074	12,919	3,032	1,523